Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,005,645,246.11
Previously Paid Amount	0
Total Fee Amount	138,879.61
Total Offset Amount	0
Net Fee	$ 138,879.61